Investment Portfolioas of September 30, 2025 (Unaudited)
DWS Small Mid Cap Growth VIP
	Shares	Value ($)

Common Stocks 97.5%
Communication Services 1.1%
Entertainment 1.1%
Take-Two Interactive Software, Inc.*	2,174	561,675
Consumer Discretionary 9.9%
Automobile Components 0.5%
Gentherm, Inc.*	7,364	250,818
Diversified Consumer Services 0.8%
Bright Horizons Family Solutions, Inc.*	3,398	368,921
Hotels, Restaurants & Leisure 1.8%
Hilton Grand Vacations, Inc.*	12,491	522,249
Wingstop, Inc.	1,500	377,520
		899,769
Household Durables 2.9%
Helen of Troy Ltd.*	1,963	49,467
LGI Homes, Inc.*	3,089	159,732
TopBuild Corp.*	3,073	1,201,113
		1,410,312
Leisure Products 1.0%
YETI Holdings, Inc.*	15,522	515,020
Specialty Retail 2.9%
Burlington Stores, Inc.*	2,883	733,723
Camping World Holdings, Inc. "A"	21,507	339,596
Valvoline, Inc.*	9,900	355,509
		1,428,828
Consumer Staples 3.5%
Consumer Staples Distribution & Retail 3.1%
Casey's General Stores, Inc.	2,671	1,509,970
Food Products 0.4%
Marzetti Co.	1,200	207,348
Energy 2.2%
Oil, Gas & Consumable Fuels 2.2%
Core Natural Resources, Inc.	2,519	210,286
Crescent Energy Co. "A"	6,384	56,945
Expand Energy Corp.	2,543	270,169
Matador Resources Co. (a)	5,100	229,143
Ovintiv, Inc.	7,311	295,218
		1,061,761

Financials 10.6%
Banks 3.1%
Pinnacle Financial Partners, Inc.	5,944	557,488
Synovus Financial Corp.	11,493	564,076
The Bancorp, Inc.*	5,495	411,521
		1,533,085
Capital Markets 4.7%
FactSet Research Systems, Inc.	1,036	296,804
Lazard, Inc.	12,317	650,091
LPL Financial Holdings, Inc.	2,100	698,649
Moelis & Co. "A"	9,136	651,579
		2,297,123
Financial Services 0.9%
WEX, Inc.*	2,797	440,611
Insurance 1.9%
Kinsale Capital Group, Inc.	1,900	807,994
Palomar Holdings, Inc.*	1,300	151,775
		959,769
Health Care 19.8%
Biotechnology 8.9%
Apellis Pharmaceuticals, Inc.*	3,951	89,411
Avidity Biosciences, Inc.*	11,500	501,055
Caris Life Sciences, Inc.*	3,928	118,822
Catalyst Pharmaceuticals, Inc.*	7,600	149,720
Celldex Therapeutics, Inc.*	12,600	325,962
CG oncology, Inc.*	4,100	165,148
Halozyme Therapeutics, Inc.*	2,800	205,352
Insmed, Inc.*	5,344	769,590
Kiniksa Pharmaceuticals International PLC*	8,769	340,500
Neurocrine Biosciences, Inc.*	7,085	994,592
Scholar Rock Holding Corp.*	385	14,338
Travere Therapeutics, Inc.*	14,578	348,414
Vaxcyte, Inc.*	3,300	118,866
Vera Therapeutics, Inc.*	7,600	220,856
		4,362,626
Health Care Equipment & Supplies 2.0%
Alphatec Holdings, Inc.*	9,320	135,513
Globus Medical, Inc. "A"*	2,224	127,368
Haemonetics Corp.*	1,353	65,945
Inspire Medical Systems, Inc.*	300	22,260
Lantheus Holdings, Inc.*	3,500	179,515
Masimo Corp.*	727	107,269
Merit Medical Systems, Inc.*	4,200	349,566
		987,436
Health Care Providers & Services 7.0%
HealthEquity, Inc.*	4,529	429,213
Molina Healthcare, Inc.*	2,319	443,764
Option Care Health, Inc.*	18,864	523,665
Privia Health Group, Inc.*	8,600	214,140
RadNet, Inc.*	23,877	1,819,666
		3,430,448

Health Care Technology 0.5%
Waystar Holding Corp.*	6,800	257,856
Pharmaceuticals 1.4%
Crinetics Pharmaceuticals, Inc.*	3,500	145,775
EyePoint Pharmaceuticals, Inc.*	5,600	79,744
Ligand Pharmaceuticals, Inc.*	2,672	473,318
		698,837
Industrials 21.6%
Aerospace & Defense 2.0%
HEICO Corp.	2,976	960,712
Building Products 4.3%
Allegion PLC	5,799	1,028,453
Builders FirstSource, Inc.*	9,106	1,104,102
		2,132,555
Commercial Services & Supplies 4.3%
MSA Safety, Inc.	2,092	359,971
Tetra Tech, Inc.	14,395	480,505
The Brink's Co.	11,036	1,289,667
		2,130,143
Electrical Equipment 1.7%
NEXTracker, Inc. "A"*	8,300	614,117
Thermon Group Holdings, Inc.*	9,149	244,461
		858,578
Machinery 1.6%
Chart Industries, Inc.* (a)	2,600	520,390
IDEX Corp.	1,502	244,466
		764,856
Professional Services 3.7%
Broadridge Financial Solutions, Inc.	1,782	424,419
Kforce, Inc.	11,225	336,525
Maximus, Inc.	8,556	781,762
Verra Mobility Corp.*	10,800	266,760
		1,809,466
Trading Companies & Distributors 4.0%
FTAI Aviation Ltd.	2,500	417,150
Rush Enterprises, Inc. "A" (a)	24,885	1,330,601
Titan Machinery, Inc.*	11,743	196,578
		1,944,329
Information Technology 23.3%
Communications Equipment 1.2%
Calix, Inc.*	9,644	591,852
Electronic Equipment, Instruments & Components 5.2%
Advanced Energy Industries, Inc.	11,029	1,876,474
Cognex Corp.	7,873	356,647
Fabrinet*	900	328,158
		2,561,279
Semiconductors & Semiconductor Equipment 8.5%
Credo Technology Group Holding Ltd.*	3,300	480,513
Entegris, Inc.	4,821	445,750
FormFactor, Inc.*	7,627	277,775

Impinj, Inc.*	2,530	457,298
Monolithic Power Systems, Inc.	847	779,782
Semtech Corp.*	7,632	545,306
SiTime Corp.*	3,087	930,144
Ultra Clean Holdings, Inc.*	10,273	279,939
		4,196,507
Software 8.4%
Clearwater Analytics Holdings, Inc. "A"*	11,700	210,834
Commvault Systems, Inc.*	1,300	245,414
Dynatrace, Inc.*	7,679	372,048
Five9, Inc.*	9,547	231,037
Tenable Holdings, Inc.*	12,141	354,032
Tyler Technologies, Inc.*	2,576	1,347,660
Varonis Systems, Inc.*	21,577	1,240,030
Workiva, Inc.*	1,358	116,897
		4,117,952
Materials 3.1%
Construction Materials 2.3%
Eagle Materials, Inc.	4,901	1,142,129
Metals & Mining 0.8%
Cleveland-Cliffs, Inc.*	29,787	363,401
Real Estate 2.4%
Diversified REITs 1.0%
Essential Properties Realty Trust, Inc.	16,178	481,457
Industrial REITs 0.7%
EastGroup Properties, Inc.	2,208	373,726
Specialized REITs 0.7%
Four Corners Property Trust, Inc.	13,954	340,478
Total Common Stocks (Cost $25,264,119)		47,951,633

Other Investments 0.0%
Health Care 0.0%
Life Sciences Tools & Services 0.0%
OmniAb, Inc. $12.50 Earnout* (b) (c)	1,013	0
OmniAb, Inc. $15.00 Earnout* (b) (c)	1,013	0
Total Other Investments (Cost $0)		0

Rights 0.0%
Health Care
Blueprint Medicines Corp.,* (c) (Cost $1,603)	3,484	1,602

Securities Lending Collateral 0.1%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 4.05% (d) (e) (Cost $40,800)	40,800	40,800

Cash Equivalents 2.7%
DWS Central Cash Management Government Fund, 4.18% (d) (Cost $1,315,259)	1,315,259	1,315,259

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $26,621,781)	100.3	49,309,294
Other Assets and Liabilities, Net	(0.3)	(127,630)
Net Assets	100.0	49,181,664
For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.
A summary of the Fund’s transactions with affiliated investments during the period ended September 30, 2025 are as follows:
Value ($) at 12/31/2024	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 9/30/2025	Value ($) at 9/30/2025
Securities Lending Collateral 0.1%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 4.05% (d) (e)
456,225	—	415,425 (f)	—	—	1,842	—	40,800	40,800
Cash Equivalents 2.7%
DWS Central Cash Management Government Fund, 4.18% (d)
1,096,015	4,507,485	4,288,241	—	—	40,083	—	1,315,259	1,315,259
1,552,240	4,507,485	4,703,666	—	—	41,925	—	1,356,059	1,356,059

*	Non-income producing security.
(a)
All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at September 30, 2025 amounted to $1,590,736, which is 3.2% of net assets.

(b)
Earnout Shares: Will vest based upon the achievement of certain volume-weighted average trading prices (VWAP) for shares of
OmniAb Inc. Earnout Shares are not transferrable until the vesting condition for the applicable tranche of Earnout Shares has been achieved.

(c)	Investment was valued using significant unobservable inputs.
(d)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(e)
Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates. In addition, the Fund held non-cash U.S. Treasury securities collateral having a value of $1,596,192.

(f)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended September 30, 2025.

REIT: Real Estate Investment Trust

Fair Value Measurements
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of September 30, 2025 in valuing the Fund’s investments.
Assets	Level 1	Level 2	Level 3	Total
Common Stocks (a)	$47,951,633	$—	$—	$47,951,633
Other Investments	—	—	0	0
Rights	—	—	1,602	1,602
Short-Term Investments (a)	1,356,059	—	—	1,356,059
Total	$49,307,692	$—	$1,602	$49,309,294

(a)	See Investment Portfolio for additional detailed categorizations.
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.
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